Exploration and Evaluation Expenditures (Tables)	12 Months Ended
Dec. 31, 2020
Exploration and Evaluation Expenditures
Schedule of exploration and evaluation expenditures

	Year Ended
	December	December
	31, 2020	31, 2019
Exploration and Evaluation Expenditures
Consulting and labor cost	4,926,726	4,805,971
Field office and drilling support	1,965,548	2,272,395
Engineering	1,551,112	2,151,586
Permitting	13,839,120	13,881,784
Environmental and reclamation	832,591	1,042,363
Legal and sustainability	2,142,935	2,723,207
Exploration and Evaluation Expense	$25,258,032	$26,877,306